ACCOUNTS RECEIVABLE, NET OF ALLOWANCE - Long Term Accounts Receivable, Net of Allowance (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Receivables [Abstract]
Customer receivables	$ 162,967	$ 167,017		$ 225,380
Unearned finance income	(17,254)	(17,000)		(20,534)
Allowance for contract cancellations	(6,105)	(4,941)		(19,795)
Accounts receivable, net of allowance	139,608	145,076		185,051
Less: Current portion, net of allowance	61,470	57,928	$ 72,994	79,116
Long-term portion, net of allowance	$ 78,138	$ 87,148	$ 99,408	$ 105,935